Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Total other comprehensive income (loss) relating to cash flow hedges, pretax	$ 27,795,000	$ 60,131,000	$ 25,547,000
Foreign-currency translation adjustment - pretax	1,280,000	(352,125,000)	(421,789,000)
OtherComprehensiveIncomeComponent [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	(1,502,000)	14,090,000	(3,573,000)
Reclassification adjustments - pretax	29,297,000	46,041,000	29,120,000
Total other comprehensive income (loss) relating to cash flow hedges, pretax	27,795,000	60,131,000	25,547,000
Foreign-currency translation adjustment - pretax	2,726,000	(347,164,000)	(415,703,000)
Actuarial gain on defined benefit plans- net of tax	(32,275,000)	47,209,000	(232,308,000)
Adjustments related to pension obligations - pretax	30,811,000	34,625,000	17,147,000
Total OCI Related to Pension	(1,464,000)	81,834,000	(215,161,000)
Other comprehensive income (loss) - pretax	29,057,000	(205,199,000)	(605,317,000)
tax effect [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	627,000	(4,511,000)	1,417,000
Reclassification adjustments - pretax	(8,419,000)	(12,557,000)	(8,385,000)
Total other comprehensive income (loss) relating to cash flow hedges, pretax	(7,792,000)	(17,068,000)	(6,968,000)
Foreign-currency translation adjustment - pretax		0
Actuarial gain on defined benefit plans- net of tax	7,416,000	(13,434,000)	81,476,000
Adjustments related to pension obligations - pretax	(11,398,000)	(12,851,000)	(6,347,000)
Total OCI Related to Pension	(3,982,000)	(26,285,000)	75,129,000
Other comprehensive income (loss) - pretax	(11,774,000)	(43,353,000)	68,161,000
Net Before Non Controlling Interest [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	(875,000)	9,579,000	(2,156,000)
Reclassification adjustments - pretax	20,878,000	33,484,000	20,735,000
Total other comprehensive income (loss) relating to cash flow hedges, pretax	20,003,000	43,063,000	18,579,000
Foreign-currency translation adjustment - pretax	2,726,000	(347,164,000)	(415,703,000)
Actuarial gain on defined benefit plans- net of tax	(24,859,000)	33,775,000	(150,832,000)
Adjustments related to pension obligations - pretax	19,413,000	21,774,000	10,800,000
Total OCI Related to Pension	(5,446,000)	55,549,000	(140,032,000)
Other comprehensive income (loss) - pretax	17,283,000	(248,552,000)	(537,156,000)
OCI Non Controlling Interest [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax		0
Reclassification adjustments - pretax		0
Total other comprehensive income (loss) relating to cash flow hedges, pretax		0
Foreign-currency translation adjustment - pretax	(1,446,000)	(4,961,000)	(6,086,000)
Other comprehensive income (loss) - pretax	(1,446,000)	(4,961,000)	(6,086,000)
Other Comprehensive Income Net Of Tax [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	(875,000)	9,579,000	(2,156,000)
Reclassification adjustments - pretax	20,878,000	33,484,000	20,735,000
Total other comprehensive income (loss) relating to cash flow hedges, pretax	20,003,000	43,063,000	18,579,000
Foreign-currency translation adjustment - pretax	1,280,000	(352,125,000)	(421,789,000)
Actuarial gain on defined benefit plans- net of tax	(24,859,000)	33,775,000	(150,832,000)
Adjustments related to pension obligations - pretax	19,413,000	21,774,000	10,800,000
Total OCI Related to Pension	(5,446,000)	55,549,000	(140,032,000)
Other comprehensive income (loss) - pretax	$ 15,837,000	$ (253,513,000)	$ (543,242,000)